Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

May 31, 2017

Dates Covered
Collections Period	05/01/17 - 05/31/17
Interest Accrual Period	05/15/17 - 06/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/17	111,971,626.91	13,209
Yield Supplement Overcollateralization Amount 04/30/17	1,461,346.33	0
Receivables Balance 04/30/17	113,432,973.24	13,209
Principal Payments	7,352,909.78	357
Defaulted Receivables	174,642.96	14
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/17	1,291,643.53	0
Pool Balance at 05/31/17	104,613,776.97	12,838

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	13.38%

Prepayment ABS Speed	1.24%

Overcollateralization Target Amount	7,614,178.45
Actual Overcollateralization	7,614,178.45

Weighted Average APR	3.55%
Weighted Average APR, Yield Adjusted	5.08%
Weighted Average Remaining Term	23.72

Delinquent Receivables:
Past Due 31-60 days	2,772,576.80	213
Past Due 61-90 days	664,369.33	52
Past Due 91-120 days	87,691.34	10
Past Due 121+ days	0.00	0
Total	3,524,637.47	275

Total 31+ Delinquent as % Ending Pool Balance	3.37%

Recoveries	207,715.57

Aggregate Net Losses/(Gains) - May 2017	-33,072.61

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.35%
Prior Net Losses Ratio	0.05%
Second Prior Net Losses Ratio	1.38%
Third Prior Net Losses Ratio	0.96%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.62%

Flow of Funds	$ Amount

Collections	7,914,774.91
Advances	(1,942.97)
Investment Earnings on Cash Accounts	4,803.23
Servicing Fee	(94,527.48)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,823,107.69

Distributions of Available Funds
(1) Class A Interest	97,623.29
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,357,849.94
(7) Distribution to Certificateholders	345,261.56
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,823,107.69

Servicing Fee	94,527.48
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 05/15/17	104,357,448.46
Principal Paid	7,357,849.94
Note Balance @ 06/15/17	96,999,598.52

Class A-1
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-2
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-3
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-4
Note Balance @ 05/15/17	88,748,448.46
Principal Paid	7,357,849.94
Note Balance @ 06/15/17	81,390,598.52
Note Factor @ 06/15/17	74.2100355%

Class B
Note Balance @ 05/15/17	15,609,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	15,609,000.00
Note Factor @ 06/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	119,996.19
Total Principal Paid	7,357,849.94
Total Paid	7,477,846.13

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.32000%
Interest Paid	97,623.29
Principal Paid	7,357,849.94
Total Paid to A-4 Holders	7,455,473.23

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1612234
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.8857964
Total Distribution Amount	10.0470198

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.8901062
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	67.0871471
Total A-4 Distribution Amount	67.9772533

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/17	29,361.31
Balance as of 05/31/17	27,418.34
Change	(1,942.97)

Reserve Account
Balance as of 05/15/17	1,903,544.61
Investment Earnings	1,034.86
Investment Earnings Paid	(1,034.86)
Deposit/(Withdrawal)	-
Balance as of 06/15/17	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61